Biological assets (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of changes biological assets
	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1
Balance as of June 30, 2020	598	2,637	2,534	5,242	71	79	11,161

Non-current (Production)	-	-	-	4,186	66	79	4,331
Current (Consumable)	598	2,637	2,534	1,056	5	-	6,830
Balance as of June 30, 2020	598	2,637	2,534	5,242	71	79	11,161

Transfers	(1,054)	1,054	-	-	-	-	-
Purchases	-	-	-	883	11	-	894
Initial recognition and changes in the fair value of biological assets (i)	-	18,215	4,337	1,128	23	-	23,703
Decrease due to harvest	-	(38,575)	(8,448)	-	-	-	(47,023)
Sales	-	-	-	(3,903)	(5)	-	(3,908)
Consumptions	-	-	-	(16)	-	(14)	(30)
Costs for the year	734	23,018	5,352	2,686	-	7	31,797
Foreign exchange	(126)	(147)	36	(16)	-	-	(253)
Balance as of June 30, 2021	152	6,202	3,811	6,004	100	72	16,341

Non-current (Production)	-	-	-	5,161	92	72	5,325
Current (Consumable)	152	6,202	3,811	843	8	-	11,016
Balance as of June 30, 2021	152	6,202	3,811	6,004	100	72	16,341

Transfers	(464)	464	-	-	-	-	-
Purchases	-	-	-	1,734	5	-	1,739
Initial recognition and changes in the fair value of biological assets (i)	-	12,359	6,286	(300)	23	-	18,368
Decrease due to harvest	-	(35,801)	(10,797)	-	-	-	(46,598)
Sales	-	-	-	(3,082)	(10)	-	(3,092)
Consumptions	-	-	-	(14)	-	(12)	(26)
Costs for the year	2,629	19,504	5,916	2,689	-	3	30,741
Foreign exchange	(464)	(173)	(1,107)	(447)	-	-	(2,191)
Balance as of June 30, 2022	1,853	2,555	4,109	6,584	118	63	15,282

Non-current (Production)	-	-	-	5,900	107	63	6,070
Current (Consumable)	1,853	2,555	4,109	684	11	-	9,212
Balance as of June 30, 2022	1,853	2,555	4,109	6,584	118	63	15,282

Schedule of presents main parameters
				Sensitivity (i)
				06.30.2022		06.30.2021
Description	Valuation technique	Parameters	Range	Increase	Decrease	Increase	Decrease
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices	Argentina
			Yields: 0.38 - 12.59 tn./ha.	266	(266)	425	(425)
			Future of sale prices: 2,156 - 98,040 ARS/tn	335	(335)	534	(534)
			Operating cost: 6,823 - 46,152 ARS/ha	(129)	129	(193)	193
			Brazil:
			Yields: 1.02 - 5.55 tn./ha.	427	(427)	567	(567)
			Future of sale prices: 1,049 - 4,344 BRL/tn.	160	(160)	290	(290)
			Operating cost: 629 - 1,633 BRL/ha.	(214)	214	(362)	362
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
			Yields: 83.00 tn/ha	1,177	(1,177)	1,564	(1,564)
			Future of sale prices: 123.16 BRL/tn.	647	(647)	879	(879)
			Operating cost: 63.12 BRL/tn.	(766)	766	(1,035)	1,035